Income Taxes (Components of Net Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Assets, Net [Abstract]
Net operating loss carry forwards	$ 25,771	$ 33,208
Accrued and other liabilities	22,648	20,425
Inventories	2,394	4,798
Allowance for bad debts	1,121	1,155
Currency revaluation	934	510
Depreciation and amortization	1,859	3,616
Capital lease	1,793	1,128
Tax credit carryforwards	1,110	3,347
Unremitted profits and earnings	0	0
Intangibles	272	1,030
Share-based compensation	14,726	14,209
Interest	54,307	38,013
Convertible debt	13,765	10,055
Other	2,080	1,901
Deferred tax assets, gross	142,780	133,395
Valuation allowance	(3,703)	(602)
Deferred tax assets, total	139,077	132,793
Deferred Tax Liabilities, Net [Abstract]
Net operating loss carry forwards	0	0
Accrued and other liabilities	0	0
Inventories	(1,060)	(1,358)
Allowance for bad debts	(465)	(483)
Currency revaluation	(132)	(211)
Depreciation and amortization	(27,854)	(10,645)
Capital lease	0	0
Tax credit carryforwards	0	0
Unremitted profits and earnings	(902)	(1,064)
Intangibles	(150,594)	(199,677)
Share-based compensation	0	0
Interest	0	0
Convertible debt	0	0
Other	(1,154)	(2,108)
Valuation allowance	0	0
Deferred tax liabilities, total	(182,161)	(215,546)
Net deferred tax liabilities	$ (43,084)	$ (82,753)